DERIVATIVE LIABILITIES - Narrative Secured Convertible Loan (Details) $ in Thousands, $ in Thousands	Sep. 30, 2023 CAD ($)	May 25, 2023 CAD ($) tranches	May 25, 2023 USD ($) tranches	Aug. 31, 2022 CAD ($)
Disclosure of financial liabilities [line items]
Derivative liabilities (Note 14)	$ 1,102			$ 0
Secured Convertible Loan
Disclosure of financial liabilities [line items]
Derivative liabilities	1,743	$ 1,424
Change in fair value of derivative liabilities and other financial assets (Note 10 and Note 14)	319
Derivative liabilities (Note 14)	$ 1,102
Phylos Bioscience Inc. ("Phylos")
Disclosure of financial liabilities [line items]
Secured convertible loan advanced			$ 8,000
Number of remaining tranches, secured convertible loan | tranches		2	2
Second and third | Phylos Bioscience Inc. ("Phylos")
Disclosure of financial liabilities [line items]
Secured convertible loan advanced			$ 4,750
Second | Phylos Bioscience Inc. ("Phylos")
Disclosure of financial liabilities [line items]
Secured convertible loan, payment period		12 months
Third | Phylos Bioscience Inc. ("Phylos")
Disclosure of financial liabilities [line items]
Secured convertible loan, payment period		24 months